Condensed Financial Information of Deswell Industries, Inc. (Details) - Schedule of Condensed Cash Flow Statement - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Cash flows from operating activities
Net income	$ 7,709	$ 2,059	$ 8,232
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in earnings of subsidiaries	(8,229)	(2,488)	(8,661)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2)
Amounts due from subsidiaries	252	4,305	(782)
Other accrued liabilities	(444)	3	7
Net cash (used in) provided by operating activities	(714)	3,879	(1,204)
Cash flows from investing activities
Dividends received from subsidiary	3,188
Net cash provided by investing activities	3,188
Cash flows from financing activities
Dividends paid	(3,188)	(3,188)	(3,186)
Proceeds from exercise of stock options			43
Net cash used in financing activities	(3,188)	(3,188)	(3,143)
Net (decrease) increase in cash and cash equivalents	(714)	691	(4,347)
Cash and cash equivalents, beginning of year	918	227	4,574
Cash and cash equivalents, end of year	$ 204	$ 918	$ 227